OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other current assets

	December 31,
	2023	2022
Government authorities[1]	$336	$274
Advances to vendors	432	489
Prepaid expenses	175	163
Other	21	36
Total other current assets	$964	$962

[1]	Other current assets related to government authorities is primarily related to value-added tax (“VAT”) receivables.